Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 9 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2024 and December 31, 2023 are summarized as follows:

	June 30, 2024	December 31, 2023
Software development	€1,066,679	€636,970
Software SKN1	248,419	248,419
Computer application	33,755	33,755
Web page	6,010	6,010
	1,354,863	925,154
Amortization	(114,290)	(89,448)
	€1,240,573	€835,706

During the six months ended June 30, 2024 and 2023, the Company acquired software development and software of €429,709 and €217,834, respectively. As of June 30, 2024, since the software is still in the development process, no amortization was incurred during the six months ended June 30, 2024.

During the six months ended June 30, 2024 and 2023, the Company recorded amortization expense of €24,842 and €25,141, respectively, and no impairment loss was incurred on the intangible assets.